Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31,
(In millions of U.S. dollars)	2015	2014	2013
Current tax expense:
Bermuda	—	—	—
Foreign	19.5	8.2	(0.5)
Deferred tax expense:
Bermuda	—	—	—
Foreign	15.5	12.3	20.3
Amortization of tax effect on internal sale of assets	9.1	9.1	9.1
Total provision	44.1	29.6	28.9

Effective tax rate	-127.8%	-10.2%	10.9%

Income tax reconciliation
The income taxes for the years ended December 31, 2015 and 2014 differed from the amount computed by applying the statutory income tax rate of 0% due to operations in foreign jurisdictions with different applicable tax rates as compared to Bermuda.

	Year ended December 31,
(In millions of U.S. dollars)	2015	2014	2013
Income taxes at statutory rate	—	—	—
Effect of amortization of tax on internal sale of assets	9.1	9.1	9.1
Effect of unremitted earnings of subsidiaries	21.4	—	—
Effect of taxable income in various countries	13.6	20.5	19.8
Total	44.1	29.6	28.9

Net deferred tax assets (liabilities)
The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Pension	5.4	21.7
Contracts and long term maintenance	—	3.6
Loss carry forward	2.5	6.5
Gross deferred tax asset	7.9	31.8
Valuation allowance related to net operating losses carried forward	(0.4)	—
Net deferred tax asset	7.5	31.8

Deferred Tax Liability:

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Long term maintenance	36.3	50.7
Unremitted Earnings of Subsidiaries	21.4	—
Tax depreciation	—	0.3
Pensions	—	3.2
Gross deferred tax liability	57.7	54.2

Net deferred tax liability	(50.2)	(22.4)

Net deferred taxes are classified as follows:

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Short-term deferred tax asset	—	—
Long-term deferred tax asset	7.5	31.8
Short-term deferred tax liability	—	—
Long-term deferred tax liability	(57.7)	(54.2)
Net deferred tax liability	(50.2)	(22.4)

Earliest tax years that remain subject to examination by major taxable jurisdictions
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United Kingdom	2011
Norway	2013
Faroe Islands *	2014
Russia	2014

* North Atlantic operated the West Hercules drilling unit while the unit was on a contract in the Faroe Islands, the contracting party for the period of operations in the Faroe Islands was Seadrill Offshore AS.